Acquisitions (Tables)	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
Schedule Of Acquisitions By Type [Table Text Block]

					December 31
			2014			2013
	Assets	Shares	Total	Assets	Shares	Total

Canada	-	1	1	1	-	1
U.S. south	3	1	4	2	-	2
Total acquisitions	3	2	5	3	-	3

Schedule of Purchase Price Allocation [Table Text Block]

	December 31
	2014	2013

Consideration
Cash, including holdbacks and unpaid consideration (as applicable)	$98,638	$3,262

Allocation of net assets acquired
Accounts receivable	$6,493	$294
Intangibles (Note 12)	$13,803	$1,400
Goodwill (Note 13)	$68,244	$845
Capital assets	$19,786	$1,288
Accounts payable	$(9,688)	$(565)

Consideration by segment
Canada	$-	$505
U.S. south	98,638	2,757
Total consideration	$98,638	$3,262

Goodwill recorded by segment
Canada	$-	$371
U.S. south	68,244	474
Total goodwill	$68,244	$845

Goodwill expected to be deductible for tax purposes	$68,244	$845

	December 31
	2014	2013

Aggregate cash consideration (excluding holdbacks, cash
payments due to sellers for achieving various business
performance targets and unpaid consideration due to seller
where control has transferred but amounts remain unpaid)	$69,016	$2,848

Contingent consideration (paid in respect of acquisitions completed
prior to January 1, 2009)	$526	$425

Transaction costs (included in selling, general and
administration expense)	$564	$781

Schedule Of Acquisitions Step Acquisition [Table Text Block]
Cash consideration	$8,156
Carrying amount of previously held equity method investment	4,359
Re-measurement gain on previously held equity method investment	5,156
Fair value of net assets acquired	$17,671

Allocation of net assets acquired
Accounts receivable	$533
Intangibles (Note 12)	$4,424
Goodwill (Note 13)	$11,594
Capital assets	$4,402
Accrued charges	$(439)
Shareholder loans	$(1,921)
Deferred income taxes	$(922)

Goodwill recorded by segment
Canada	$11,594
Total goodwill	$11,594

Goodwill expected to be deductible for tax purposes	$-